      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

      Form N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT
COMPANY

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	800-267-7400

Date of fiscal year end:	September 30th

Date of reporting period:	July 1, 2013 to June 30, 2014

Item 1. Proxy Voting Record.

The Virginia Equity Fund did not hold any voting securities and, accordingly, did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust
(Registrant)

/s/ John Pasco, III
By (Signature and Title)
Name: John Pasco, III
Title:   Trustee and President

Date:  August 22, 2014